Net Loss Per Share - Outstanding Options, Warrants and Preferred Stock Excluded from Computation of Basic and Diluted Net Loss Per Share (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock warrant	1,873	1,605	1,686	686	598
Convertible preferred stock (as converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock warrant		7,567	8,631	7,567	5,137
Convertible preferred stock warrants (as converted) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock warrant		554	607	509	22
Common stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock warrant	618	2		1	1